The Alger Institutional Funds

Supplement dated June 1, 2015 to the

Statement of Additional Information dated March 1, 2015

As Supplemented to Date

The following replaces the entries for Ankur Crawford on the table under the heading “Other Accounts Managed by Portfolio Managers” on page 30 of the Statement of Additional Information:

Ankur Crawford	5	$4,790,660,888	1	$602,413,928	4	$5,196,264,198

The following replaces the entries for Ankur Crawford on the table under the heading “Securities Owned by the Portfolio Managers” on page 31 of the Statement of Additional Information:

Ankur Crawford	Capital Appreciation Institutional	A
	Capital Appreciation Focus	D*
	Mid Cap Growth	B

S-ISAI 6115